Schedule of Estimated Future Minimum Lease Payment (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
2018	$ 20,226
2019	19,053
2020	18,445
2021	17,744
2022	15,164
Thereafter	73,477
Total	$ 164,109